Contingent Liabilities and Commitments - Operating Lease Commitments (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 246
Not Later Than 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	72
Later Than One Year and Not Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	114
Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 60